Shareholders' equity - Shares repurchased (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 11, 2021
Shares repurchased
Shares repurchased (in shares)	3,942,131
Purchase of treasury shares	$ 474,852
Market price per share	$ 137.51	$ 157.57	$ 149.82
Purchase of treasury shares	$ 474,852
Treasury Series B Class I
Shares repurchased
Treasury shares held (in shares)	3,942,131	3,942,131	3,942,131	49,766,000